Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Shareholding structure of Shareholders of Parent
As of December 31, issued share capital is as follows:

(In thousand Euros)	Total Shares	Share capital
December 31, 2022
Class A shares of euro 0.12 nominal value each	148,900,355	17,868
Class B shares of euro 1.20 nominal value each	23,250,793	27,901

Total	172,151,148	45,769

(In thousand Euros)	Total Shares	Share capital
December 31, 2021
Class A shares of euro 0.12 nominal value each	138,158,783	16,579
Class B shares of euro 1.20 nominal value each	23,250,793	27,901

Total	161,409,576	44,480

Summary of authorized share capital
As at December 31, 2022 and 2021, authorized share capital is as follows:

(In thousand Euros)	Total Shares	Nominal	Amount
Class A	400,000,000	0.12	48,000
Class B	50,000,000	1.20	60,000
Conversion shares	2	1.00	0

Total	450,000,002		108,000

Summary of Movement of Share Capital And Share premium
Movement of share capital and share premium are as
follows
:

		Price per
(In thousand Euros)	Shares	Share (Euros)	Share Capital	Share Premium
At December 31, 2020	392,118		196	28,726

September 2021 convertible bonds conversion	147,443	0.50	73.72	87,032
October 2021 elimination old shares class A y B	(539,561)	0.50	(269.78)	(47,692)
October 2021 share capital Class A increase	107,153,437	0.12	12,858.41	7,247
October 2021 share capital Class B increase	23,250,793	1.20	27,900.95	—
October 2021 share capital Class A for Kensington (*)	19,861,318	0.12	2,383.00	151,915
October 2021 share capital Class A for PIPE	11,100,000	0.12	1,332.00	94,528
November 2021 Kensington Warrant conversion (Class A Shares)	43,028	0.12	5.00	621
December 2021 Kensington Warrant conversion (Class A Shares)	1,000	0.12	0.12	14

At December 31, 2021	161,409,576		44,480	322,391

(*)	Includes Euros 17,397 thousand for issuance costs.

(In thousand Euros)	Shares	Price per Share (Euros)	Share Capital	Share Premium
At December 31, 2021	161,409,576		44,480	322,391

January 2022: Kensington Warrant conversion (Class A Shares)	156,699	0.12	18.80	2,205
February 2022: Kensington Warrant conversion (Class A Shares)	304,635	0.12	36.56	4,032
March 2022: Kensington Warrant conversion (Class A Shares)	22	0.12	—	14
April 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	17,208	0.12	2.06	12
May 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	401,598	0.12	48.00	234
June 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	380,176	0.12	45.62	203
July 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	40,930	0.12	4.91	27
July 2022: Payment in share Electromaps Acquisition	163,861	0.12	19.66	1,480
July 2022: Payment in share Ares Acquisition	700,777	0.12	84.09	6,216
September 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	129,336	0.12	15.52	377
October 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	73,460	0.12	8.82	48
October 2022: Kensington Warrant conversion (Class A Shares)	1	0.12	—	—
November 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	56,992	0.12	6.84	40
December 2022: Stock option plan execution (MSOP/ESOP/RSU) (Class A Shares)	139,183	0.12	16.70	216
December 5, 2022 Capital Incresase ( Private Placement) (Class A Shares)	8,176,694	0.12	981.00	40,745

At December 31, 2022	172,151,148		45,768	378,240